Pension Plans (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of net periodic benefit cost
Net periodic benefit cost (income)	$ (17)	$ (4)	$ 2
Net actuarial loss (gain)	274	(83)	203
Amortization of unrecognized actuarial loss, Before tax amount	(48)	(55)	(47)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Prior service gain	4	5	6
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	179	(118)	193
UK Pension Benefits
Components of net periodic benefit cost
Service cost	41	37	35
Interest cost	121	109	108
Expected return on plan assets	(213)	(191)	(181)
Amortization of unrecognized prior service gain	(4)	(5)	(6)
Amortization of unrecognized actuarial loss	42	45	39
Curtailment gain	(2)
Net periodic benefit cost (income)	(13)	(5)	(5)
Net actuarial loss (gain)	83	15	141
Amortization of unrecognized actuarial loss, Before tax amount	(42)	(45)	(39)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Prior service gain	4	5	6
Other Comprehensive Income (Loss), Finalization of Pension and Other Postretirement Benefit Plan Valuation, Tax	(2)	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	43	(25)	108
Total recognized in net periodic benefit cost and other comprehensive loss (income)	30	(30)	103
US Pension Benefits
Components of net periodic benefit cost
Service cost	0	0	0
Interest cost	40	38	41
Expected return on plan assets	(54)	(51)	(46)
Amortization of unrecognized prior service gain	0	0	0
Amortization of unrecognized actuarial loss	6	9	8
Net periodic benefit cost (income)	(8)	(4)	3
Net actuarial loss (gain)	172	(90)	37
Amortization of unrecognized actuarial loss, Before tax amount	(6)	(9)	(8)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Prior service gain	0	0	0
Other Comprehensive Income (Loss), Finalization of Pension and Other Postretirement Benefit Plan Valuation, Tax	0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	166	(99)	29
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$ 158	$ (103)	$ 32